Designated accounting hedges (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Items Designated as Hedging Instruments
The following table provides a summary of financial instruments designated as hedging instruments:

		Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at October 31			Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
2025	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$40,826	$21,322	$19,504	$–	$1,383	$419	$686
	Interest rate risk
	Interest rate swaps	53,148	1,052	49,251	2,845	–	7	568
	Equity share price risk
	Equity swaps	2,836	2,836	–	–	150	2	713
		$96,810	$25,210	$68,755	$2,845	$1,533	$428	$1,967
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$8,934	$8,934	$–	$–	$55	$107	$(64)
	Deposits (2)	32,799	32,799	–	–	n/a	n/a	(233)
		$41,733	$41,733	$–	$–	$55	$107	$(297)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$206,770	$86,092	$83,050	$37,628	$43	$988	$(158)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	58,556	17,314	33,774	7,468	2,667	526	63
	Interest rate swaps	29,331	8,146	18,720	2,465	–	1	315
		$294,657	$111,552	$135,544	$47,561	$2,710	$1,515	$220
	Total	$433,200	$178,495	$204,299	$50,406	$4,298	$2,050	$1,890
2024	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	$29,207	$14,559	$14,648	$–	$1,008	$366	$713
	Interest rate risk
	Interest rate swaps	41,233	1,462	38,178	1,593	–	8	1,625
	Equity share price risk
	Equity swaps	2,087	1,810	277	–	156	3	920
		$72,527	$17,831	$53,103	$1,593	$1,164	$377	$3,258
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	$7,658	$7,658	$–	$–	$15	$106	$(51)
	Deposits (2)	32,084	32,084	–	–	n/a	n/a	(216)
		$39,742	$39,742	$–	$–	$15	$106	$(267)
	Fair value hedges
	Interest rate risk
	Interest rate swaps	$267,334	$118,011	$117,322	$32,001	$77	$926	$(2,116)
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	41,491	13,249	25,647	2,595	1,617	758	51
	Interest rate swaps	21,336	6,591	14,257	488	–	15	694
		$330,161	$137,851	$157,226	$35,084	$1,694	$1,699	$(1,371)
	Total	$442,430	$195,424	$210,329	$36,677	$2,873	$2,182	$1,620

(1)
For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures; therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2025 and October 31, 2024.
n/a	Not applicable.

Summary of Average Rate or Price of Hedging Instruments
The following table provides the average rate or price of the hedging derivatives:

As at October 31			Average exchange rate (1)		Average fixed interest rate (1)	Average share price
2025	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.90		n/a	n/a
		EUR – CAD	1.53		n/a	n/a
		GBP – CAD	1.77		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.83%	n/a
			n/a	USD	3.68%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$89.81
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
		HKD – CAD	0.18		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	2.90%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.50		0.94%	n/a
		CHF – CAD	1.41		n/a	n/a
		USD – CAD	1.42		2.56%	n/a
	Interest rate swaps		n/a	CHF	0.26%	n/a
			n/a	EUR	1.24%	n/a
			n/a	GBP	1.14%	n/a
			n/a	USD	3.82%	n/a
2024	Cash flow hedges
	Foreign exchange risk
	Cross-currency interest rate swaps	AUD – CAD	0.91		n/a	n/a
		EUR – CAD	1.47		n/a	n/a
		GBP – CAD	1.70		n/a	n/a
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.44%	n/a
			n/a	USD	4.09%	n/a
	Equity share price risk
	Equity swaps		n/a		n/a	$72.68
	NIFO hedges
	Foreign exchange risk
	Foreign exchange forwards	AUD – CAD	0.92		n/a	n/a
		HKD – CAD	0.18		n/a	n/a
	Fair value hedges
	Interest rate risk
	Interest rate swaps		n/a	CAD	3.71%	n/a
	Foreign exchange / interest rate risk
	Cross-currency interest rate swaps	EUR – CAD	1.46		0.63%	n/a
		CHF – CAD	1.38		n/a	n/a
		USD – CAD	1.32		2.06%	n/a
	Interest rate swaps		n/a	CHF	0.23%	n/a
			n/a	EUR	0.89%	n/a
			n/a	GBP	0.82%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Summary of Items Designated as Hedged Items
The following table provides information on designated hedged items:

		Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on change in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31		Assets	Liabilities	Assets	Liabilities
2025	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$22,807	n/a	n/a	$(687)
	Interest rate risk
	Loans	53,148	–	n/a	n/a	(565)
	Equity share price risk
	Share-based payment	–	2,824	n/a	n/a	(713)
		$53,148	$25,631	n/a	n/a	$(1,965)
	NIFO hedges	$41,733	$–	n/a	n/a	$297
	Fair value hedges (2)
	Interest rate risk
	Securities	$85,323	$–	$931	$–	$1,114
	Loans	11,014	–	97	–	(186)
	Deposits	–	99,987	–	(664)	(741)
	Subordinated indebtedness	–	5,530	–	142	(60)
	Foreign exchange / interest rate risk
	Securities	14	–	–	–	–
	Deposits	–	31,903	–	(375)	(372)
		$96,351	$137,420	$1,028	$(897)	$(245)
2024	Cash flow hedges (1)
	Foreign exchange risk
	Deposits	$–	$16,524	n/a	n/a	$(710)
	Interest rate risk
	Loans	41,233	–	n/a	n/a	(1,622)
	Equity share price risk
	Share-based payment	–	2,074	n/a	n/a	(920)
		$41,233	$18,598	n/a	n/a	$(3,252)
	NIFO hedges	$39,742	$–	n/a	n/a	$267
	Fair value hedges (2)
	Interest rate risk
	Securities	$72,816	$–	$(115)	$–	$3,446
	Loans	51,302	–	770	–	1,057
	Deposits	–	133,104	–	(1,142)	(2,135)
	Subordinated indebtedness	–	6,189	–	96	(207)
	Foreign exchange / interest rate risk
	Deposits	–	21,531	–	(733)	(741)
		$124,118	$160,824	$655	$(1,779)	$1,420

(1)	As at October 31, 2025, the amount remaining in AOCI related to discontinued cash flow hedges was a net gain of $544 million (2024: net loss of $198 million).
(2)
As at October 31, 2025, the accumulated fair value hedge net asset adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $126 million (2024: net liability adjustment of $286 million).

n/a	Not applicable.

Summary of Hedge Accounting Gains (Losses) On the Consolidated Statement Of Income And Consolidated Statement Of Comprehensive Income
Hedge accounting gains (losses) in the consolidated statement of comprehensive income

$ millions, for the year ended October 31		Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
2025	Cash flow hedges
	Foreign exchange risk	$(20)	$687	$(672)	$(4)	$(9)	$(1)
	Interest rate risk	396	565	79	(179)	861	3
	Equity share price risk	133	713	(692)	(6)	148	–
		$509	$1,965	$(1,285)	$(189)	$1,000	$2
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(3,215)	$(297)	$–	$(68)	$(3,580)	$–
2024	Cash flow hedges
	Foreign exchange risk	$(27)	$710	$(701)	$(2)	$(20)	$3
	Interest rate risk	(970)	1,622	270	(526)	396	3
	Equity share price risk	(29)	920	(696)	(62)	133	–
		$(1,026)	$3,252	$(1,127)	$(590)	$509	$6
	NIFO hedges – foreign exchange risk
	Hedges of net investment in foreign operations	$(2,948)	$(267)	$–	$–	$(3,215)	$–

(1)	During the year ended October 31, 2025, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil (2024: nil).

Summary of Hedge Ineffectiveness Gains (Losses) Recognized in Consolidated Statement of Income
Hedge accounting gains (losses) in the consolidated statement of income

$ millions, for the year ended October 31		Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributable to hedged risk	Hedge ineffectiveness gains (losses) recognized in income
2025	Fair value hedges
	Interest rate risk	$(158)	$127	$(31)
	Foreign exchange / interest rate risk	378	(372)	6
		$220	$(245)	$(25)
2024	Fair value hedges
	Interest rate risk	$(2,116)	$2,161	$45
	Foreign exchange / interest rate risk	745	(741)	4
		$(1,371)	$1,420	$49